FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Cash - TOTAL CARRYING VALUE	$ 129,319	$ 241,327	$ 143,280	$ 728,575
FAIR VALUE INPUT LEVEL 1
Financial assets
Cash - HELD-FOR-TRADING	129,319	241,327
Cash - TOTAL CARRYING VALUE	129,319	241,327
Cash - FAIR VALUE	$ 129,319	$ 241,327